RETIREMENT AND POSTRETIREMENT BENEFITS - NET BENEFIT COSTS RECOGNIZED (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Offsetting regulatory liabilities	CAD 0	CAD 3
Other Postretirement Plans
Net Benefit Costs Recognized
Benefits earned during the period	8	8	CAD 9
Interest cost on projected benefit obligations	11	12	11
Expected return on plan assets	(6)	(5)	(4)
Amortization of actuarial loss	1		2
Net benefit costs on an accrual basis	14	15	18
Pension and Other Postretirement Benefit Expense, Total	14	15	18
Amount included in AOCI
Net actuarial (gains)/loss	16	15	(45)
Net prior service costs/(credit)	(6)		2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	10	15	(43)
Total amount recognized in Comprehensive income	24	30	CAD (25)
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(44)	(26)
Unamortized prior services costs (credits) included in AOCI	(1)	CAD 6
Amount reclassified into earnings in the next twelve months
Actuarial Loss	CAD 1
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	3.90%	4.90%	4.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.00%	6.00%	6.00%
Pension Plans
Net Benefit Costs Recognized
Benefits earned during the period	CAD 167	CAD 108	CAD 103
Interest cost on projected benefit obligations	98	93	79
Expected return on plan assets	(142)	(123)	(103)
Amortization of prior service costs			1
Amortization of actuarial loss	49	28	52
Net benefit costs on an accrual basis	172	106	132
Defined contribution benefit costs	4	4	4
Pension and Other Postretirement Benefit Expense, Total	176	110	136
Amount included in AOCI
Net actuarial (gains)/loss	(107)	232	(158)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(107)	232	(158)
Total amount recognized in Comprehensive income	69	342	CAD (22)
Amount included in AOCI
Unamortized actuarial losses included in AOCI	(404)	CAD (489)
Amount reclassified into earnings in the next twelve months
Actuarial Loss	CAD 35
Weighted average assumptions made in the measurement of the cost of the pension plans and OPEB
Discount rate (as a percent)	4.00%	5.00%	4.20%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Actual Long Term Return On Assets	6.70%	6.70%	6.70%
Average rate of salary increases (as a percent)	4.00%	3.70%	3.70%